13. Business Combinations and goodwill (Details Narrative) R$ / shares in Units, R$ in Millions			1 Months Ended		12 Months Ended
	Nov. 27, 2019 BRL (R$)	Jul. 23, 2019 R$ / shares	Nov. 27, 2019 BRL (R$)	Jul. 23, 2019 R$ / shares	Dec. 31, 2019 BRL (R$) Store	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)
Disclosure of detailed information about business combination [line items]
Net Debt					R$ (6,286)	R$ (1,055)
Net sales					56,635	49,388	R$ 44,634
Goodwill recognised as of acquisition date					165
Acquisition consideration					9,371
Cheftime And James Delivery [Member]
Disclosure of detailed information about business combination [line items]
Goodwill recognised as of acquisition date					41
Acquisition consideration					1	R$ 1
Exito [Member]
Disclosure of detailed information about business combination [line items]
Equity interest					R$ 113
Percentage of equity interest	96.57%		96.57%
Disbursement amount			R$ 9,500
Net Debt	R$ 4,900		4,900
Number of stores | Store					650
Net sales					R$ 2,151
Net income					71
Acquisition-related cost					198
Acquire share price (in dollar per share) | R$ / shares				R$ 21.68
Exito [Member] | United States of America, Dollars
Disclosure of detailed information about business combination [line items]
Net Debt	1,161		R$ 1,161
Exito [Member] | Colombia, Pesos
Disclosure of detailed information about business combination [line items]
Disbursement amount	R$ 7,780,000
Acquire share price (in dollar per share) | R$ / shares		R$ 18,000
Exito [Member] | Continuing Operations [Member]
Disclosure of detailed information about business combination [line items]
Net sales					18,388
Net income					R$ 178